Nature of Business (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended		168 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Nature of Business
Proceeds from issuance of preferred stock	$ 9,189	$ 3,499	$ 13,499	$ 51,900	$ 113,796
Proceeds from issuance of common stock					458
Proceeds from issuance of convertible notes and warrants				45	57,466
Cumulative net losses					186,358
Proceeds from issuance of exercise of stock option	94	$ 73	94
Cash, cash equivalents and restricted cash			9,664		9,664
Accumulated deficit	$ 212,867		$ 186,358	$ 136,342	$ 186,358